Commitments and Contingencies (Details 2) (USD $)		0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 19, 2012 Giovanna Parent Limited	Sep. 26, 2011 November 2007 follow-on Offering Cases	Dec. 31, 2012 November 2007 follow-on Offering Cases	Dec. 19, 2012 Iron Workers Case Giovanna Parent Limited	Dec. 31, 2012 Equipment
Commitments and Contingencies Disclosure
Purchase commitment outstanding					$ 10,118,775
Cash price per ordinary share (in dollars per share)	$ 5.50			$ 5.50
Cash price per ADS (in dollars per share)				$ 27.50
Name of plaintiff			Eastriver Partners, Inc.
Law suit filling date			November 27, 2007
Agreed amount to pay for settlement		$ 2,000,000